Document and Entity Information	Dec. 09, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 09, 2022
Entity Registrant Name	Viant Technology Inc.
Entity Central Index Key	0001828791
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-40015
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	85-3447553
Entity Address, Address Line One	2722 Michelson Drive
Entity Address, Address Line Two	Suite 100
Entity Address City Or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92612
Local Phone Number	861-8888
City Area Code	(949)
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, par value $0.001 per share
Trading Symbol	DSP
Security Exchange Name	NASDAQ